INCENTIVE PLANS - Stock Options Outstanding (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding (in shares)	26,514,119
Options outstanding, Weighted-average contractual life remaining	1 year 2 months 6 days
Options outstanding, Weighted-average exercise price (in dollars per share)	$ 48.02
Options exercisable, Number exercisable (in shares)	26,514,119
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 48.02
Exercise price, low end of the range for a significant portion of outstanding options (in dollars per share)	$ 40
Exercise price, high end of the range for a significant portion of outstanding options (in dollars per share)	$ 45
$29.70—$49.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 29.70
Exercise price, high end of the range (in dollars per share)	$ 49.99
Number outstanding (in shares)	25,617,659
Options outstanding, Weighted-average contractual life remaining	1 year 1 month 6 days
Options outstanding, Weighted-average exercise price (in dollars per share)	$ 42.87
Options exercisable, Number exercisable (in shares)	25,617,659
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 42.87
$50.00—$99.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 50.00
Exercise price, high end of the range (in dollars per share)	$ 99.99
Number outstanding (in shares)	69,956
Options outstanding, Weighted-average contractual life remaining	6 years 1 month 6 days
Options outstanding, Weighted-average exercise price (in dollars per share)	$ 56.76
Options exercisable, Number exercisable (in shares)	69,956
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 56.76
$100.00—$199.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 100.00
Exercise price, high end of the range (in dollars per share)	$ 199.99
Number outstanding (in shares)	502,416
Options outstanding, Weighted-average contractual life remaining	4 years 0 months 0 days
Options outstanding, Weighted-average exercise price (in dollars per share)	$ 147.13
Options exercisable, Number exercisable (in shares)	502,416
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 147.13
$200.00—$299.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 200.00
Exercise price, high end of the range (in dollars per share)	$ 299.99
Number outstanding (in shares)	124,088
Options outstanding, Weighted-average contractual life remaining	3 years 1 month 6 days
Options outstanding, Weighted-average exercise price (in dollars per share)	$ 240.28
Options exercisable, Number exercisable (in shares)	124,088
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 240.28
$300.00—$399.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 300.00
Exercise price, high end of the range (in dollars per share)	$ 399.99
Number outstanding (in shares)	200,000
Options outstanding, Weighted-average contractual life remaining	3 years 1 month 6 days
Options outstanding, Weighted-average exercise price (in dollars per share)	$ 335.50
Options exercisable, Number exercisable (in shares)	200,000
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 335.50